Summary Of Significant Accounting Policies - Summary of Geographic Information for Long-lived Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 17,857,821	$ 16,229,312
UAE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	970,025	369,258
Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	14,539,686	15,141,941
HK S.A.R.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	383,086	18,113
Cayman Islands
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	460,000	$ 700,000
Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	1,126,554
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 378,470